Property, Plant and Equipment, Net (Tables)	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment, Net.
Schedule of property, plant and equipment, net

	November 30,
	2012	2011
Land	$1,421	$1,421
Buildings and leasehold improvements	16,250	15,122
Machinery and equipment	139,342	130,392

	157,013	146,935
Accumulated depreciation	(116,819)	(101,720)

	$40,194	$45,215